Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 3,167	$ 389,651
Accounts receivable		1,222,063	914,092
Prepayments, deposits paid and other receivables		620,383	964,762
Total current assets		1,845,613	2,268,505
Non-current assets
Property, plant and equipment, net		2,672	90,322
Intangible assets, net		1,097,168	255,962
Prepayment to intangible assets		1,500,000
Deferred tax assets		320,274
Total non-current assets		2,920,114	346,284
Total assets		4,765,727	2,614,789
Current liabilities
Accrued expenses and other payables		377,935	185,697
Current income tax payable		103,037	303,687
Total current liabilities		500,247	489,384
Non-current liability
Deferred tax liabilities			43,262
Total liabilities		500,247	532,646
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, $0.00064 par value; 78,125,000 shares authorized, 1,666,250 (2024: 1,652,500) shares issued and outstanding*	[1]	1,066	1,000
Additional paid-in capital		4,831,311	407,056
Subscription receivables		(50,000)	(50,000)
Retained earnings (accumulated losses)		(522,091)	1,724,087
Accumulated other comprehensive income		5,194
Total shareholders’ equity		4,265,480	2,082,143
Total liabilities and equity		4,765,727	2,614,789
Related Party
Current liabilities
Amounts due from related parties		$ 19,275

[1]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.